UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |X|; Amendment Number: _1_

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Washington Asset Management, Ltd.

Address:  37 West 57th Street, Suite 702
          New York, New York 10019

13F File Number: 28-11179

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Tiar
Title:  Chief Executive Officer
Phone:  (212) 265-9600


Signature, Place and Date of Signing:


/s/ Charles M. Tiar           New York, New York             August 10, 2007
--------------------         ------------------           --------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       119

Form 13F Information Table Value Total:  $ 52,462
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name and Form 13F file number of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                          FORM 13F INFORMATION TABLE
                                                       Washington Asset Management, Ltd.
                                                                 March 31, 2007

COLUMN 1                       COLUMN  2           COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE OF                         VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS SOLE  SHARED  NONE
3M CO                           COM                88579Y101      434      5,000  SH          SOLE        NONE       5,000
ABB LTD                         SPONSORED ADR      000375204      339     15,000  SH          SOLE        NONE      15,000
ALLIANZ SE                      SP ADR 1/10 SH     018805101      233     10,000  SH          SOLE        NONE      10,000
ALTRIA GROUP INC                COM                02209S103      351      5,000  SH          SOLE        NONE       5,000
AMERICAN TOWER CORP             CL A               029912201      340      8,100  SH          SOLE        NONE       8,100
AMERON INTL INC                 COM                030710107      451      5,000  SH          SOLE        NONE       5,000
AMR CORP                        COM                001765106      733     27,800  SH          SOLE        NONE      27,800
ANADARKO PETE CORP              COM                032511107      244      4,700  SH          SOLE        NONE       4,700
ANDERSONS INC                   COM                034164103      272      6,000  SH          SOLE        NONE       6,000
ANHEUSER BUSCH COS INC          COM                035229103     1408     27,000  SH          SOLE        NONE      27,000
AT&T INC                        COM                00206R102      415     10,000  SH          SOLE        NONE      10,000
ATLAS ENERGY RESOURCES LLC      COM                049303100     1237     36,200  SH          SOLE        NONE      36,200
B A S F  A G                    SPONSORED ADR      055262505      392      3,000  SH          SOLE        NONE       3,000
B & G FOODS INC NEW             CL A               05508R106      279     21,100  SH          SOLE        NONE      21,100
BANK NEW YORK INC               COM                064057102      207      5,000  SH          SOLE        NONE       5,000
BAYER A G                       SPONSORED ADR      072730302      226      3,000  SH          SOLE        NONE       3,000
BEA SYS INC                     COM                073325102      138     10,100  SH          SOLE        NONE      10,100
BERKSHIRE HATHAWAY INC DEL      CL B               084670207      721        200  SH          SOLE        NONE         200
BOEING CO                       COM                097023105      481      5,000  SH          SOLE        NONE       5,000
BORG WARNER INC                 COM                099724106      430      5,000  SH          SOLE        NONE       5,000
BRUSH ENGINEERED MATLS INC      COM                117421107      336      8,000  SH          SOLE        NONE       8,000
CALGON CARBON CORP              COM                129603106      227     19,600  SH          SOLE        NONE      19,600
CANDELA CORP                    COM                136907102      116     10,000  SH          SOLE        NONE      10,000
CBS CORP NEW                    CL B               124857202      403     12,100  SH          SOLE        NONE      12,100
CENVEO INC                      COM                15670S105      763     32,900  SH          SOLE        NONE      32,900
CHESAPEAKE ENERGY CORP          COM                165167107      242      7,000  SH          SOLE        NONE       7,000
CIRCUIT CITY STORE INC          COM                172737108      234     15,500  SH          SOLE        NONE      15,500
CIRRUS LOGIC INC                COM                172755100      291     35,000  SH          SOLE        NONE      35,000
CITIGROUP INC                   COM                172967101      615     12,000  SH          SOLE        NONE      12,000
CLEARWIRE CORP                  CL A               185385309      244     10,000  SH          SOLE        NONE      10,000
CNET NETWORKS INC               COM                12613R104      164     20,000  SH          SOLE        NONE      20,000
COCA COLA CO                    COM                191216100     1177     22,500  SH          SOLE        NONE      22,500
COLONIAL PPTYS TR               COM SH BEN INT     195872106      365     10,000  SH          SOLE        NONE      10,000
COMCAST CORP NEW                CL A SPL           20030N200      909     32,500  SH          SOLE        NONE      32,500
CONOCOPHILLIPS                  COM                20825C104      628      8,000  SH          SOLE        NONE       8,000
CORNING INC                     COM                219350105      342     13,400  SH          SOLE        NONE      13,400
CVS CAREMARK CORPORATION        COM                126650100      292      8,000  SH          SOLE        NONE       8,000
CYPRESS SEMICONDUCTOR CORP      COM                232806109      233     10,000  SH          SOLE        NONE      10,000
CYTEC INDS INC                  COM                232820100      612      9,600  SH          SOLE        NONE       9,600
DEVON ENERGY CORP NEW           COM                25179M103      235      3,000  SH          SOLE        NONE       3,000
DJO INCORPORATED                COM                23325G104      413     10,000  SH          SOLE        NONE      10,000
DOMTAR CORP                     COM                257559104      223     20,000  SH          SOLE        NONE      20,000
DOVER CORP                      COM                260003108      975     19,062  SH          SOLE        NONE      19,062
E TRADE FINANCIAL CORP          COM                269246104      265     12,000  SH          SOLE        NONE      12,000
EAGLE MATERIALS INC             COM                26969P108      245      5,000  SH          SOLE        NONE       5,000
ECHOSTAR COMMUNICATIONS NEW     CL A               278762109      321      7,400  SH          SOLE        NONE       7,400
EL PASO CORP                    COM                28336L109      345     20,000  SH          SOLE        NONE      20,000
ELECTRONICS FOR IMAGING INC     COM                286082102      226      8,000  SH          SOLE        NONE       8,000
EMPLOYERS HOLDINGS INC          COM                292218104      210      9,900  SH          SOLE        NONE       9,900
EXIDE TECHNOLOGIES              COM NEW            302051206      111     11,965  SH          SOLE        NONE      11,965
GENERAL ELECTRIC CO             COM                369604103     1819     47,506  SH          SOLE        NONE      47,506
GLOBALSANTAFE CORP              SHS                G3930E101      361      5,000  SH          SOLE        NONE       5,000
GRAFTECH INTL LTD               COM                384313102      207     12,300  SH          SOLE        NONE      12,300
GREAT LAKES DREDGE & DOCK CORP  COM                390607109      190     20,000  SH          SOLE        NONE      20,000
HEXCEL CORP NEW                 COM                428291108      883     41,900  SH          SOLE        NONE      41,900
HONEYWELL INTL INC              COM                438516106      563     10,000  SH          SOLE        NONE      10,000
INGERSOLL-RAND COMPANY LTD      CL A               G4776G101      548     10,000  SH          SOLE        NONE      10,000
INNOSPEC INC                    COM                45768S105      385      6,500  SH          SOLE        NONE       6,500
INSTEEL INDUSTRIES INC          COM                45774W108      324     18,000  SH          SOLE        NONE      18,000
INTEGRATED ELECTRICAL SVC       COM                45811E305      245      7,418  SH          SOLE        NONE       7,418
INTERNATIONAL BUSINESS MACHS    COM                459200101      526      5,000  SH          SOLE        NONE       5,000
INVESCO PLC                     SPONSORED ADR      46127U104      388     15,000  SH          SOLE        NONE      15,000
KAPSTONE PAPER & PACKAGING C    COM                48562P103      702     92,500  SH          SOLE        NONE      92,500
KBR INC                         COM                48242W106      454     17,300  SH          SOLE        NONE      17,300
KINDER MORGAN MANAGEMENT LLC    SHS                49455U100      260      5,000  SH          SOLE        NONE       5,000
KRAFT FOODS INC                 CL A               50075N104      423     12,000  SH          SOLE        NONE      12,000
LEGG MASON INC                  COM                524901105      492      5,000  SH          SOLE        NONE       5,000
LENNOX INTL INC                 COM                526107107      342     10,000  SH          SOLE        NONE      10,000
LEVEL 3 COMMUNICATIONS INC      COM                52729N100      146     25,000  SH          SOLE        NONE      25,000
LOEWS CORP                      COM                540424108      718     14,077  SH          SOLE        NONE      14,077
MARSH & MCLENNAN COS INC        COM                571748102      371     12,000  SH          SOLE        NONE      12,000
MASTEC INC                      COM                576323109      340     21,500  SH          SOLE        NONE      21,500
MCDERMOTT INTL INC              COM                580037109      748      9,000  SH          SOLE        NONE       9,000
MCDONALDS CORP                  COM                580135101      924     18,200  SH          SOLE        NONE      18,200
MEADWESTVACO CORP               COM                583334107      615     17,400  SH          SOLE        NONE      17,400
METRETEK TECHNOLOGIES INC       COM                59159Q107      340     22,000  SH          SOLE        NONE      22,000
MICROSOFT CORP                  COM                594918104      442     15,000  SH          SOLE        NONE      15,000
MOTOROLA INC                    COM                620076109      177     10,000  SH          SOLE        NONE      10,000
MURPHY OIL CORP                 COM                626717102      357      6,000  SH          SOLE        NONE       6,000
NALCO HOLDING COMPANY           COM                62985Q101      305     11,100  SH          SOLE        NONE      11,100
NORTH AMERN PALLADIUM LTD       COM                656912102      143     15,000  SH          SOLE        NONE      15,000
NYSE EURONEXT                   COM                629491101      221      3,000  SH          SOLE        NONE       3,000
OLD REP INTL CORP               COM                680223104      765     36,000  SH          SOLE        NONE      36,000
OLIN CORP                       COM PAR $1         680665205      462     22,000  SH          SOLE        NONE      22,000
OSHKOSH TRUCK CORP              COM                688239201      296      4,700  SH          SOLE        NONE       4,700
PATTERSON COMPANIES INC         COM                703395103      291      7,800  SH          SOLE        NONE       7,800
PEABODY ENERGY CORP             COM                704549104      242      5,000  SH          SOLE        NONE       5,000
PHARMACEUTICAL HLDRS TR         DEPOSITRY RCPT     71712A206     1184     14,500  SH          SOLE        NONE      14,500
PIKE ELEC CORP                  COM                721283109      360     16,100  SH          SOLE        NONE      16,100
PIONEER COS INC                 COM NEW            723643300      344     10,000  SH          SOLE        NONE      10,000
PLUM CREEK TIMBER CO INC        COM                729251108      333      8,000  SH          SOLE        NONE       8,000
POTLATCH CORP NEW               COM                737630103      431     10,000  SH          SOLE        NONE      10,000
QUALCOMM INC                    COM                747525103      217      5,000  SH          SOLE        NONE       5,000
QUANTA SVCS INC                 COM                74762E102      506     16,500  SH          SOLE        NONE      16,500
RTI INTL METALS INC             COM                74973W107      301      4,000  SH          SOLE        NONE       4,000
SAFETY INS GROUP INC            COM                78648T100      609     14,700  SH          SOLE        NONE      14,700
SANDISK CORP                    COM                80004C101      245      5,000  SH          SOLE        NONE       5,000
SGL CARBON AG                   SPONSORED ADR      784188203      136     10,000  SH          SOLE        NONE      10,000
SHAW GROUP INC                  COM                820280105     1412     30,500  SH          SOLE        NONE      30,500
SONUS NETWORKS INC              COM                835916107      213     25,000  SH          SOLE        NONE      25,000
SPECTRA ENERGY CORP             COM                847560109      260     10,000  SH          SOLE        NONE      10,000
TD AMERITRADE HLDG CORP         COM                87236Y108      300     15,000  SH          SOLE        NONE      15,000
TENNECO INC                     COM                880349105      442     12,600  SH          SOLE        NONE      12,600
TETRA TECH INC NEW              COM                88162G103      431     20,000  SH          SOLE        NONE      20,000
THERMO FISHER SCIENTIFIC INC    COM                883556102      414      8,000  SH          SOLE        NONE       8,000
TRC COS INC                     COM                872625108      194     13,050  SH          SOLE        NONE      13,050
TRINITY INDS INC                COM                896522109     1080     24,800  SH          SOLE        NONE      24,800
UAL CORP                        COM NEW            902549807      244      6,000  SH          SOLE        NONE       6,000
PROSHARES TR                    ULTRASHORT QQQ     74347R875      227      4,974  SH          SOLE        NONE       4,974
PROSHARES TR                    ULTRASHT SP500     74347R883      343      6,500  SH          SOLE        NONE       6,500
UNITED TECHNOLOGIES CORP        COM                913017109     1490     21,000  SH          SOLE        NONE      21,000
UNUM GROUP                      COM                91529Y106      261     10,000  SH          SOLE        NONE      10,000
URS CORP NEW                    COM                903236107      442      9,100  SH          SOLE        NONE       9,100
VIACOM INC NEW                  CL B               92553P201      208      5,000  SH          SOLE        NONE       5,000
WALGREEN CO                     COM                931422109      218      5,000  SH          SOLE        NONE       5,000
WAL MART STORES INC             COM                931142103      577     12,000  SH          SOLE        NONE      12,000
WELLS FARGO & CO NEW            COM                949746101      246      7,000  SH          SOLE        NONE       7,000
WENDYS INTL INC                 COM                950590109      441     12,000  SH          SOLE        NONE      12,000
WILLIAMS COS INC DEL            COM                969457100      253      8,000  SH          SOLE        NONE       8,000

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